Effects of reclassification upon adoption of IFRS 9	12 Months Ended
Dec. 31, 2018
Accounting policies, changes in accounting estimates and errors [Abstract]
Effect of reclassification upon adoption of IFRS 9

37	Effects of reclassification upon adoption of IFRS 9

Reconciliation of consolidated balance sheet at 31 December 2017 and 1 January 2018
						IFRS 9 reclassification to				IFRS 9 remeasurement including expected credit losses[4]	IFRS 9 carrying amount at 1 Jan 2018
				IAS 39 carrying amount at 31 Dec 2017	Other changes in classifi-cation	Fair value through profit and loss	Fair value through other compre-hensive income	Amorti-sed cost	Carrying amount post reclassifi-cation
	Footnotes	IAS 39 measurement category	IFRS 9 measurement category	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Cash and balances at central banks		Amortised cost	Amortised cost	180,624	—	—	—	—	180,624	(3)	180,621
Items in the course of collection from other banks		Amortised cost	Amortised cost	6,628	—	—	—	—	6,628	—	6,628
Hong Kong Government certificates of indebtedness		Amortised cost	Amortised cost	34,186	—	—	—	—	34,186	—	34,186
Trading assets	1, 3	FVPL	FVPL	287,995	4,329	9	—	(37,924)	254,409	1	254,410
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,5,6,7	FVPL	FVPL	29,464	313	10,055	(3)	(115)	39,714	32	39,746
Derivatives		FVPL	FVPL	219,818	—	—	—	—	219,818	—	219,818
Loans and advances to banks	1, 2, 3	Amortised cost	Amortised cost	90,393	(7,099)	(712)	—	—	82,582	(23)	82,559
Loans and advances to customers	1, 2, 3	Amortised cost	Amortised cost	962,964	(7,458)	(3,903)	—	24	951,627	(1,890)	949,737
Reverse repurchase agreements – non-trading		Amortised cost	Amortised cost	201,553	—	—	—	—	201,553	—	201,553
Financial investments	5, 13	FVOCI (Available-for- sale – debt instruments)	FVOCI	332,240	—	(3,131)	83	(7,026)	322,166	(3)	322,163
	6, 13	FVOCI (Available-for- sale – equity instruments)	FVOCI	3,917	—	(2,104)	—	—	1,813	—	1,813
	5	Amortised cost	Amortised cost	52,919	—	—	(80)	7,141	59,980	(457)	59,523
Prepayments, accrued income and other assets	1, 7	Amortised cost	Amortised cost	67,191	9,915	(214)	—	37,900	114,792	(15)	114,777
Current tax assets		N/A	N/A	1,006	—	—	—	—	1,006	—	1,006
Interests in associates and joint ventures	8	N/A	N/A	22,744	—	—	—	—	22,744	(942)	21,802
Goodwill and intangible assets	9	N/A	N/A	23,453	—	—	—	—	23,453	(79)	23,374
Deferred tax assets		N/A	N/A	4,676	—	—	—	—	4,676	38	4,714
Total assets				2,521,771	—	—	—	—	2,521,771	(3,341)	2,518,430
For footnotes, see page 338.

Reconciliation for consolidated balance sheet at 31 December 2017 and 1 January 2018 (continued)
					IFRS 9 reclassification to			Carrying amount post- reclassification	IFRS 9 remeasurement including expected credit losses[4]	IFRS 9 carrying amount at 1 Jan 2018
			IAS 39 carrying amount at 31 Dec 2017	Other changes in classification	Fair value through profit and loss	Fair value through other comprehensive income	Amortised cost
	Footnotes	Measurement category[13]	$m	$m	$m	$m	$m	$m	$m	$m
Liabilities
Hong Kong currency notes in circulation		Amortised cost	34,186	—	—	—	—	34,186	—	34,186
Deposits by banks	1	Amortised cost	69,922	(5,430)	—	—	—	64,492	—	64,492
Customer accounts	1	Amortised cost	1,364,462	(4,235)	—	—	—	1,360,227	—	1,360,227
Repurchase agreements – non-trading		Amortised cost	130,002	—	—	—	—	130,002	—	130,002
Items in the course of transmission to other banks		Amortised cost	6,850	—	—	—	—	6,850	—	6,850
Trading liabilities	1, 11	FVPL	184,361	(103,497)	—	—	—	80,864	—	80,864
Financial liabilities designated at fair value	9, 10, 11	FVPL	94,429	59,267	—	—	(9,699)	143,997	9	144,006
Derivatives		FVPL	216,821	—	—	—	—	216,821	—	216,821
Debt securities in issue	10	Amortised cost	64,546	—	—	—	2,095	66,641	(105)	66,536
Accruals, deferred income and other liabilities	1, 10	Amortised cost	45,907	53,895	—	—	124	99,926	—	99,926
Current tax liabilities		N/A	928	—	—	—	—	928	—	928
Liabilities under insurance contracts	9	N/A	85,667	—	—	—	—	85,667	(69)	85,598
Provisions		N/A	4,011	—	—	—	—	4,011	284	4,295
Deferred tax liabilities	14	N/A	1,982	—	—	—	—	1,982	(368)	1,614
Subordinated liabilities	10	Amortised cost	19,826	—	—	—	7,480	27,306	(1,445)	25,861
Total liabilities			2,323,900	—	—	—	—	2,323,900	(1,694)	2,322,206
For footnotes, see page 338.

		IAS 39 carrying amount at 31 Dec 2017	IFRS 9 reclassification	Carrying amount post reclassification	IFRS 9 remeasurement including expected credit losses	Carrying amount at 1 January 2018
	Footnotes	$m	$m	$m	$m	$m
Equity
Called up share capital		10,160	—	10,160	—	10,160
Share premium account		10,177	—	10,177	—	10,177
Other equity instruments		22,250	—	22,250	—	22,250
Other reserves	12	7,664	(960)	6,704	(61)	6,643
Retained earnings	14	139,999	960	140,959	(1,545)	139,414
Total shareholders equity		190,250	—	190,250	(1,606)	188,644
Non-controlling interests		7,621	—	7,621	(41)	7,580
Total equity		197,871	—	197,871	(1,647)	196,224
For footnotes, see page 338.

Reconciliation of impairment allowance under IAS 39 and provision under IAS 37 to expected credit losses under IFRS 9
		Reclassification to			Remeasurement		Total
		Fair value through profit and loss	Fair value through other comprehensive income	Amortised cost	Stage 3	Stage 1 & Stage 2
	IAS 39 measurement category	$m	$m	$m	$m	$m	$m
Financial assets at amortised cost
IAS 39 impairment allowance at 31 Dec 2017							7,532
Cash and balances at central banks	Amortised cost (Loans and receivables)	—	—	—	—	3	3
Items in the course of collection from other banks	Amortised cost (Loans and receivables)	—	—	—	—	—	—
Hong Kong Government certificates of indebtedness	Amortised cost (Loans and receivables)	—	—	—	—	—	—
Loans and advances to banks	Amortised cost (Loans and receivables)	—	—	—	1	22	23
Loans and advances to customers	Amortised cost (Loans and receivables)	(31)	—	—	629	1,261	1,859
Reverse repurchase agreements – non-trading	Amortised cost (Loans and receivables)	—	—	—	—	—	—
Financial investments	Amortised cost (Held to maturity)	—	—	3	—	13	16
Prepayments, accrued income and other assets	Amortised cost (Loans and receivables)	—	—	—	—	47	47
Expected credit loss allowance at 1 Jan 2018							9,480
Loan commitments and financial guarantee contracts
IAS 37 provisions at 31 Dec 2017							253
Provisions (loan commitments and financial guarantees)	N/A	N/A	N/A	N/A	74	210	284
Expected credit loss provision at 1 Jan 2018							537

The pre-tax net asset impact of additional impairment allowances on adoption of IFRS 9 is $2,232m; $1,948m in respect of financial assets at amortised cost and $284m related to loan commitments and financial guarantee contracts. Total expected credit loss allowance at 1 January 2018 is $9,480m in respect of financial assets at amortised cost, and $537m related to loan commitments and financial guarantee contracts.

Effects of reclassification upon adoption of IFRS 9
				Assuming no reclassification
		Carrying amount at 31 Dec 2018	Fair value at 31 Dec 2018	Fair value gains/(losses) recognised in profit or loss	Fair value gains/(losses) recognised in other comprehensive income	Interest revenue/(expense)
	Footnotes	$m	$m	$m	$m	$m
Reclassified from available-for-sale to amortised cost
Other financial assets held at amortised cost		5,781	5,876	N/A	(438)	N/A
Reclassified from fair value through profit and loss to amortised cost or fair value though other comprehensive income
Debt securities in issue	15	1,939	1,823	60	237	(80)
Subordinated liabilities	16	5,872	6,635	246	644	(323)
For footnotes, see page 338.

Footnotes to ‘Effect of reclassification upon adoption of IFRS 9’

1
Settlement accounts, cash collateral and margin receivables of $37,900m have been reclassified from ‘Trading assets’ to ‘Prepayments, accrued income and other assets’ as a result of the assessment of the business model in accordance with IFRS 9.
Settlement accounts, cash collateral and margin receivables previously presented as ‘Loans and advances to banks' of $5,939m and 'Loans and advances to customers’ of $3,976m have been re-presented in ‘Prepayments, accrued income and other assets’ to ensure consistent presentation of all such balances. Settlement accounts, cash collateral and margin payables previously presented as ‘Trading liabilities’ of $44,230m, ‘Deposits by banks’ of $5,430m and ‘Customer accounts’ of $4,235m have been re-presented in 'Accruals, deferred income and other liabilities’. This change in presentation for financial liabilities is considered to provide more relevant information, given the change in presentation for the financial assets. These changes in presentation for financial assets and liabilities have had no effect on measurement of these items and therefore on ‘Retained earnings’.

2
'Loans and advances to customers' of $3,903m and 'Loans and advances to banks' of $712m did not meet the 'solely payments of principal and interest' (‘SPPI’) requirement for amortised cost classification under IFRS 9. As a result, these financial assets were reclassified to ‘Financial assets designated and otherwise mandatorily measured at fair value through profit or loss’.

3
Stock borrowing assets of $4,642m have been reclassified from ‘Loans and advances to banks and customers’ to ‘Trading assets’. The change in measurement is a result of the determination of the global business model for this activity and will align the presentation throughout the Group.

4
IFRS 9 ECL decreased net assets by $2,232m, principally comprising of $1,890m reduction in the carrying value of assets classified as 'Loans and advances to customers' and $284m increase in 'Provisions' relating to expected credit losses on loan commitments and financial guarantee contracts.

5
Debt instruments of $3,131m previously classified as available-for-sale under IAS 39 did not meet the SPPI requirement for FVOCI classification. As a result, these financial assets were classified as ‘Financial assets designated and otherwise mandatorily measured at fair value through profit or loss’ upon adoption of IFRS 9. Debt instruments of $7,026m previously classified as available-for-sale under IAS 39, have been reclassified to amortised cost as a result of ‘hold to collect’ business model classification under IFRS 9. This resulted in a $441m downward remeasurement of the financial assets now measured at amortised cost excluding expected credit losses.

6
$2,104m of available-for-sale non-traded equity instruments have been reclassified as ‘Financial assets designated and otherwise mandatorily measured at fair value through profit or loss’ in accordance with IFRS 9. The Group has elected to apply the FVOCI option under IFRS 9 for the remaining $1,813m.

7
$214m of other financial assets measured at amortised cost under IAS 39 did not meet the SPPI requirement for amortised cost classification under IFRS 9. As a result, these financial assets were classified as ‘Financial assets designated and otherwise mandatorily measured at fair value through profit or loss’.

8
'Interests in associates and joint ventures' includes the consequential downward remeasurement of our interests in associates and joint ventures as a result of these entities applying IFRS 9 of $942m. The effect of IFRS 9 on the carrying value of investments in associates has been updated from the estimate disclosed in our Annual Report and Accounts 2017 as a result of those entities publicly reporting their expected transition impacts.

9
Changes in the classification and measurement of financial assets held in our insurance business and the recognition of ECL under IFRS 9 has resulted in secondary impacts on the present value of in-force long-term insurance business ('PVIF') and liabilities to holders of insurance and investment contracts. The gross carrying value of PVIF reported in ‘Goodwill and intangible assets’ and liabilities reported in ‘Liabilities under insurance contracts’ has decreased by $79m and $69m respectively. Liabilities reported under ‘Financial liabilities designated at fair value’ have increased by $9m.

10
As permitted by IFRS 9, fair value designations have been revoked for certain long-dated liabilities where the accounting mismatch will be better mitigated by undertaking fair value hedge accounting, resulting in reclassifications of $7,110m from 'Financial liabilities designated at fair value’ to 'Subordinated liabilities' measured at amortised cost and $2,095m from ‘Financial liabilities designated at fair value’ to ‘Debt securities in issue’ measured at amortised cost. A further $124m of associated accrued interest has been reclassified to ‘Accruals, deferred income and other liabilities’. In addition, as required by IFRS 9, fair value designations have been revoked where accounting mismatches no longer exist, resulting in a further $370m of ‘Subordinated liabilities' being measured at amortised cost. Together, these changes result in the financial liabilities now being measured at amortised cost, decreasing 'Debt securities in issue' by $105m and 'Subordinated Liabilities' by $1,445m.

11
We have considered market practices for the presentation of $59,267m of financial liabilities containing both deposit and derivative components. We have concluded that a change in accounting policy and presentation from ‘Trading liabilities’ would be appropriate, since it would better align with the presentation of similar financial instruments by peers and therefore provide more relevant information about the effect of these financial liabilities on our financial position and performance. As a result, rather than being classified as held for trading, we will designate these financial liabilities as at fair value through profit or loss since they are managed and their performance evaluated on a fair value basis. Consequently, changes in fair value of these instruments attributable to changes in own credit risk are recognised in other comprehensive income rather than profit or loss. For 2017, a restatement would have increased ‘Net income from financial instruments held for trading or managed on a fair value basis’ by $545m and increased tax expense by $168m, with an equivalent net decrease in other comprehensive income.

12
While IFRS 9 ECL has no effect on the carrying value of FVOCI financial assets, which remain measured at fair value, the adoption of IFRS 9 results in a transfer from the FVOCI reserve (formerly AFS reserve) to retained earnings to reflect the cumulative impairment recognised in profit or loss in accordance with IFRS 9 (net of impairment losses previously recognised in profit or loss under IAS 39). The amount transferred from 'Other reserves' to 'Retained earnings' was $61m. The resulting cumulative expected credit losses recognised in ‘Retained earnings’ on financial assets measured at FVOCI on adoption of IFRS 9 is $184m. In addition, the cumulative AFS reserve relating to financial investments reclassified to 'Financial assets designated and otherwise mandatorily measured at fair value through profit or loss’ in accordance with IFRS 9 has been transferred to retained earnings.

13	Measurement refers to that under IAS 39 and IFRS 9. Financial investments measured under fair value through other comprehensive income were measured as available-for-sale instruments under IAS 39.
14	The effect of IFRS 9 remeasurement has been updated from the estimate disclosed in our Annual Report and Accounts 2017 as a result of our associates publicly reporting their transition impacts.
15	The effective interest rate on the issued debt security reclassified at 1 January 2018 was 4.05%.
16	Effective interest rate on subordinated liabilities reclassified at 1 January 2018 were 3.16%, 5.34%, 6.57% and 7.69%.

Reconciliation of HSBC Holdings balance sheet at 31 December 2017 and 1 January 2018
						IFRS 9 reclassification to				IFRS 9 remeasur-ment including expected credit losses	IFRS 9 carrying amount at 1 Jan 2018
				IAS 39 carrying amount at 31 Dec 2017	Other changes in classifi-cation	Fair value through profit and loss	Fair value through other compre-hensive income	Amorti-sed cost	Carrying amount post-reclassifi-cation
	Footnotes	IAS 39 measurement category	IFRS 9 measurement category	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings		Amortised cost	Amortised cost	1,985	—	—	—	—	1,985	—	1,985
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1	FVPL	FVPL	11,944	—	4,264	—	—	16,208	—	16,208
Derivatives		FVPL	FVPL	2,388	—	—	—	—	2,388	—	2,388
Loans and advances to HSBC undertakings		Amortised cost	Amortised cost	76,627	—	—	—	—	76,627	—	76,627
Financial investments	1	FVOCI (Available for sale – debt instruments)	FVPL	4,264	—	(4,264)	—	—	—	—	—
		FVOCI (Available for sale – equity instruments)	FVOCI	—	—	—	—	—	—	—	—
		Amortised cost (Debt instruments held to maturity)	Amortised cost	—	—	—	—	—	—	—	—
Prepayments, accrued income and intangible assets		Amortised cost	Amortised cost	662	—	—	—	—	662	—	662
Current tax assets		N/A	N/A	379	—	—	—	—	379	—	379
Investment in subsidiaries		N/A	N/A	92,930	—	—	—	—	92,930	—	92,930
Deferred tax assets		N/A	N/A	555	—	—	—	—	555	(175)	380
Total assets				191,734	—	—	—	—	191,734	(175)	191,559

					IFRS 9 reclassification to			Carrying amount post-reclassification	IFRS 9 remeasurement including expected credit losses	IFRS 9 carrying amount at 1 Jan 2018
		IAS 39 measurement category	IAS 39 carrying amount at 31 Dec 2017	Other changes in classification	Fair value through profit and loss	Fair value through other comprehensive income	Amortised cost
	Footnotes		$m	$m	$m	$m	$m	$m	$m	$m
Liabilities
Amount owed to HSBC undertakings		Amortised cost	2,571	—	—	—	—	2,571	—	2,571
Financial liabilities designated at fair value	2	FVPL	30,890	—	—	—	(5,402)	25,488	—	25,488
Derivatives		Amortised cost	3,082	—	—	—	—	3,082	—	3,082
Debt securities in issue		Amortised cost	34,258	—	—	—	—	34,258	—	34,258
Accruals, deferred income and other liabilities	2	Amortised cost	1,269	—	—	—	75	1,344	—	1,344
Subordinated liabilities	2	Amortised cost	15,877	—	—	—	5,327	21,204	(1,065)	20,139
Total liabilities			87,947	—	—	—	—	87,947	(1,065)	86,882

Reconciliation for HSBC Holdings balance sheet at 31 December 2017 and 1 January 2018 (continued)
		IAS 39 carrying amount at 31 Dec 2017	IFRS 9 reclassification	Carrying amount post-reclassification	IFRS 9 remeasurement including expected credit losses	Carrying amount at 1 January 2018
	Footnotes	$m	$m	$m	$m	$m
Equity
Called up share capital		10,160	—	10,160	—	10,160
Share premium account		10,177	—	10,177	—	10,177
Other equity instruments		22,107	—	22,107	—	22,107
Other reserves		37,440	(59)	37,381	—	37,381
Retained earnings		23,903	59	23,962	890	24,852
Total equity		103,787	—	103,787	890	104,677

1	$4,264 of available-for-sale assets have been reclassified as ‘Financial assets designated and otherwise mandatorily measured at fair value through profit or loss’ in accordance with IFRS 9.

2
As permitted by IFRS 9, fair value designations have been revoked for certain long-dated liabilities where the accounting mismatch will be better mitigated by undertaking fair value hedge accounting, resulting in reclassifications of $5,402m from 'Financial liabilities designated at fair value’ to ‘Subordinated liabilities’ measured at amortised cost.